INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows:

(In millions)

June 30,	2024	2023

Raw materials	$394	$709
Work in process	7	23
Finished goods	845	1,768

Total	$1,246	$2,500